UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03189

Name of Fund:  BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Summit

            Cash Reserves Fund of BlackRock Financial Institutions Series Trust, 55 East 52nd Street, New York,

            NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2018

Date of reporting period: 07/31/2017

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2017 (Unaudited)	BlackRock Summit Cash Reserves Fund (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Fannie Mae, 0.88%, 5/21/18	$400	$398,855
Fannie Mae Variable Rate Notes, (1 mo. LIBOR US + 0.010%), 1.24%, 8/16/17 - 10/5/17 (a)	1,750	1,749,976
Federal Farm Credit Bank Discount Notes (b):
0.69%, 9/29/17	395	394,553
0.91%, 11/28/17	2,000	1,994,050
Federal Farm Credit Bank Variable Rate Notes (a):
(1 mo. LIBOR US + 0.070%), 1.30%, 11/20/17	500	499,992
(1 mo. LIBOR US + 0.030%), 1.26%, 11/22/17	1,000	999,969
Federal Home Loan Bank:
0.84%, 9/08/17	1,120	1,119,871
0.88%, 3/19/18	500	499,288
Federal Home Loan Bank Discount Notes (b):
0.65%, 8/02/17	640	639,988
0.98%, 8/10/17 - 10/25/17	1,135	1,133,802
0.77%, 8/11/17	1,380	1,379,705
0.95%, 8/18/17	650	649,711
0.70%, 8/23/17 - 8/30/17	910	909,558
0.69%, 8/25/17	270	269,877
0.90%, 8/28/17	600	599,597
1.03%, 9/01/17 - 9/19/17	835	834,087
1.00%, 9/13/17 - 11/02/17	2,240	2,236,638
0.94%, 9/18/17	510	509,361
1.05%, 9/26/17	815	813,669
1.09%, 10/18/17 - 2/16/18	1,375	1,369,324
1.08%, 10/27/17	1,000	997,402
1.07%, 11/01/17	290	289,211
1.04%, 11/08/17	500	498,571
1.11%, 12/15/17	500	497,922
1.15%, 12/29/17	500	497,625
1.14%, 1/19/18 - 1/26/18	1,390	1,382,357
Federal Home Loan Bank Variable Rate Notes (a):
(3 mo. LIBOR US - 0.240%), 0.95%, 8/25/17	430	430,000
(1 mo. LIBOR US + 0.085%), 1.31%, 10/16/17	700	700,000
(3 mo. LIBOR US - 0.080%), 1.24%, 10/27/17	905	905,000
(3 mo. LIBOR US - 0.200%), 1.01%, 3/02/18	1,500	1,500,000
(3 mo. LIBOR US - 0.200%), 1.02%, 3/08/18	2,000	2,000,000
(1 mo. LIBOR US - 0.140%), 1.09%, 4/17/18	1,200	1,200,000

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Home Loan Bank Variable Rate Notes (a) (continued):
(1 mo. LIBOR US - 0.135%), 1.09%, 6/05/18	$450	$450,000
(1 mo. LIBOR US - 0.040%), 1.18%, 7/09/18	1,000	1,000,000
(1 mo. LIBOR US - 0.115%), 1.11%, 10/03/18	500	500,000
(1 mo. LIBOR US - 0.090%), 1.14%, 1/25/19	490	490,000
(3 mo. LIBOR US - 0.160%), 1.11%, 6/20/19	910	910,000
Freddie Mac:
1.00%, 9/29/17	525	525,230
0.75%, 1/12/18	395	394,700
Freddie Mac Discount Notes (b):
0.80%, 8/02/17	645	644,986
1.03%, 8/09/17	565	564,871
0.65%, 9/01/17	765	764,572
Freddie Mac Variable Rate Notes, (1 mo. LIBOR US + 0.040%), 1.26%, 11/13/17 (a)	300	300,062
Total U.S. Government Sponsored Agency Obligations — 58.7%		36,444,380

U.S. Treasury Obligations
U.S. Treasury Bills, 0.65%, 8/03/17 (b)	1,500	1,499,946
U.S. Treasury Notes:
0.88%, 10/15/17	525	525,151
(3 mo.Treasury money market yield + 0.168%), 1.35%, 10/31/17 (a)	1,219	1,218,524
0.75%, 2/28/18	950	949,126
Total U.S. Treasury Obligations — 6.8%		4,192,747
Total Repurchase Agreements — 33.9%		21,000,000
Total Investments (Cost — $61,637,127*) — 99.4%		61,637,127
Other Assets Less Liabilities — 0.6%		395,243

Net Assets — 100.0%		$62,032,370

BLACKROCK SUMMIT CASH RESERVES FUND	JULY 31, 2017	1

Schedule of Investments (continued)	BlackRock Summit Cash Reserves Fund

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Floating rate security. Rate shown is the rate in effect as of period end.

(b)	Rates are discount rates or a range of discount rates paid at the time of purchase.

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including interest	Position	Original Par	Position Received, at Value
BNP Paribas Securities Corp.	1.04%	7/31/17	8/01/17	$2,000	$2,000	$2,000,058	U.S. Treasury Obligations, 0.00% to 6.00%, due 10/12/17 to 8/15/42	2,504,158	$2,040,000
	1.04%	7/14/17	8/07/17	500	500	500,101	U.S. Treasury Obligations, 0.00% to 2.88%, due 8/15/18 to 11/15/45	516,899	510,000
Total BNP Paribas Securities Corp.					$2,500				$2,550,000
J.P. Morgan Securities LLC	1.04%	7/31/17	8/01/17	2,000	2,000	2,000,058	U.S. Treasury Obligation, 2.25%, due 11/15/24	2,015,000	2,040,929
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.04%	7/31/17	8/01/17	2,000	2,000	2,000,058	U.S. Treasury Obligation, 1.88%, due 7/31/22	2,035,900	2,040,035
	1.06%	7/31/17	8/01/17	1,000	1,000	1,000,029	U.S. Government Sponsored Agency Obligation, 4.07%, due 6/20/67	913,870	1,020,000
Total Merrill Lynch, Pierce, Fenner & Smith, Inc.					$3,000				$3,060,035
Mizuho Securities USA, Inc.	1.06%	7/31/17	8/01/17	2,000	2,000	2,000,059	U.S. Treasury Obligation, 3.63%, due 8/15/19	1,921,100	2,040,085
RBC Capital Markets LLC	1.02%	7/31/17	8/01/17	1,000	1,000	1,000,028	U.S. Treasury Obligation, 3.38%, due 4/15/32	531,900	1,020,141
	1.03%	7/31/17	8/01/17	1,000	1,000	1,000,029	U.S. Government Sponsored Agency Obligations, 2.35% to 5.54%, due 2/20/34 to 7/20/47	10,817,398	1,050,068
Total RBC Capital Markets LLC					$2,000				$2,070,209
Societe Generale	1.05%	7/31/17	8/01/17	4,500	4,500	4,500,131	U.S. Treasury Obligation, 3.38%, due 5/15/44	4,165,400	4,590,028
TD Securities (USA) LLC	1.04%	7/31/17	8/01/17	5,000	5,000	5,000,144	U.S. Treasury Obligation, 0.00%, due 9/28/17	5,108,600	5,100,066
Total					$21,000				$21,451,352

2	BLACKROCK SUMMIT CASH RESERVES FUND	JULY 31, 2017

Schedule of Investments (concluded)	BlackRock Summit Cash Reserves Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$61,637,127	—	$61,637,127
[1] See above Schedule of Investments for values in each security type.

During the period ended July 31, 2017, there were no transfers between levels.

BLACKROCK SUMMIT CASH RESERVES FUND	JULY 31, 2017	3

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

By:	/s/ John M. Perlowski

John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

                Date: September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski

John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

                Date: September 25, 2017

By:	/s/ Neal J. Andrews

Neal J. Andrews Chief Financial Officer (principal financial officer) of BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

Date: September 25, 2017